                                        MetLife Letterhead

                                        JOHN M. RICHARDS
                                        SENIOR COUNSEL
                                        METROPOLITAN LIFE INSURANCE COMPANY
                                        501 BOYLSTON STREET
                                        BOSTON, MA 02116-3700

Metropolitan Life Insurance Company
200 Park Avenue
New York, NY 10166

                                September 5, 2007

VIA EDGAR TRANSMISSION

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

     Re:  Security Equity Separate Account Twenty-Seven
          File No. 811-08892

Commissioners:

Semi-Annual Reports dated June 30, 2007 of the underlying funds are incorporated herein by reference as the reports sent to Contract owners of the Security Equity Separate Account Twenty-Seven of Metropolitan Life Insurance Company pursuant to Rule 30b-2 of the Investment Company Act of 1940 and are listed as follows:

The Semi-Annual Reports for certain portfolios of AIM Variable Insurance Funds are incorporated by reference as filed on Form N-CSRS, CIK No. 0000896435, File No. 811-07452.

                                        Sincerely,


                                        /s/ John M. Richards
                                        John M. Richards
                                        Senior Counsel
                                        Metropolitan Life Insurance Company

NEW ENGLAND LIFE INSURANCE COMPANY